Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	₩ 12,312	₩ 7,510
Demand deposits and checking accounts	2,537,545	2,826,227
Time deposits	1,473,081	2,638,838
Other cash equivalents	2,647,941	2,580,533
Cash and cash equivalents	₩ 6,670,879	₩ 8,053,108